UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626 - 0575
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

BB&T Equity Index Fund

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

Fair Value
Mutual Funds (100.3%)
S&P 500 Index Master Portfolio	$150,628,744

TOTAL MUTUAL FUNDS	$150,628,744

TOTAL INVESTMENTS - 100.3%	$150,628,744

Percentages are based on net assets as of September 30, 2005.

See accompanying notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates.

(A)	Valuation of Investments - The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 6% in the net assets of the Master Portfolio at September 30, 2005. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included elsewhere in this report.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—99.16%
ADVERTISING—0.18%
Interpublic Group of Companies Inc. (1)	88,605	$1,031,362
Omnicom Group Inc.	38,295	3,202,611

		4,233,973

AEROSPACE & DEFENSE—1.92%
Boeing Co. (The)	172,778	11,740,265
General Dynamics Corp. (2)	42,299	5,056,845
Goodrich (B.F.) Co.	25,488	1,130,138
L-3 Communications Holdings Inc. (2)	24,933	1,971,452
Lockheed Martin Corp.	77,031	4,701,972
Northrop Grumman Corp.	75,126	4,083,098
Raytheon Co.	94,935	3,609,429
Rockwell Collins Inc.	37,105	1,792,914
United Technologies Corp.	215,762	11,185,102

		45,271,215

AGRICULTURE—1.79%
Altria Group Inc.	437,116	32,219,820
Archer-Daniels-Midland Co.	136,798	3,373,439
Monsanto Co.	56,504	3,545,626
Reynolds American Inc.	18,292	1,518,602
UST Inc. (2)	34,490	1,443,751

		42,101,238

AIRLINES—0.09%
Southwest Airlines Co.	147,648	2,192,573

		2,192,573

APPAREL—0.39%
Coach Inc. (1)	79,906	2,505,852
Jones Apparel Group Inc.	24,979	711,901
Liz Claiborne Inc. (2)	22,475	883,717
Nike Inc. Class B	40,533	3,310,735
Reebok International Ltd.	11,484	649,650
VF Corp. (2)	19,205	1,113,314

		9,175,169

AUTO MANUFACTURERS—0.44%
Ford Motor Co. (2)	389,806	3,843,487
General Motors Corp.	118,960	3,641,366
Navistar International Corp. (1)	13,643	442,442
PACCAR Inc.	35,984	2,442,954

		10,370,249

AUTO PARTS & EQUIPMENT—0.18%
Cooper Tire & Rubber Co. (2)	13,263	202,526
Dana Corp. (2)	31,143	293,056
Delphi Corp.	116,584	321,772
Goodyear Tire & Rubber Co. (The) (1) (2)	36,495	568,957
Johnson Controls Inc.	40,472	2,511,288
Visteon Corp.	26,822	262,319

		4,159,918

BANKS—5.95%
AmSouth Bancorp (2)	73,614	1,859,490
Bank of America Corp.	846,261	35,627,588
Bank of New York Co. Inc. (The)	163,797	4,817,270
BB&T Corp. (2)	115,201	4,498,599
Comerica Inc.	35,147	2,070,158
Compass Bancshares Inc. (2)	26,079	1,195,201
Fifth Third Bancorp	117,018	4,298,071
First Horizon National Corp.	26,213	952,843
Huntington Bancshares Inc. (2)	48,390	1,087,323
KeyCorp	86,058	2,775,371
M&T Bank Corp. (2)	17,239	1,822,335
Marshall & Ilsley Corp. (2)	44,077	1,917,790
Mellon Financial Corp. (2)	87,917	2,810,706
National City Corp. (2)	120,453	4,027,948
North Fork Bancorp Inc. (2)	100,571	2,564,561
Northern Trust Corp. (2)	39,576	2,000,567
PNC Financial Services Group	61,153	3,548,097
Regions Financial Corp. (2)	96,836	3,013,536
State Street Corp.	69,591	3,404,392
SunTrust Banks Inc.	76,292	5,298,479
Synovus Financial Corp.	65,482	1,815,161
U.S. Bancorp (2)	384,818	10,805,689
Wachovia Corp.	332,161	15,807,542
Wells Fargo & Co.	355,497	20,821,459
Zions Bancorporation	18,898	1,345,727

		140,185,903

BEVERAGES—2.16%
Anheuser-Busch Companies Inc.	163,511	7,037,513
Brown-Forman Corp. Class B (2)	17,869	1,063,920
Coca-Cola Co. (The)	437,931	18,914,240
Coca-Cola Enterprises Inc.	64,690	1,261,455
Constellation Brands Inc. (1)	41,090	1,068,340
Molson Coors Brewing Co. Class B	12,400	793,724
Pepsi Bottling Group Inc.	30,073	858,584
PepsiCo Inc.	351,657	19,942,468

		50,940,244

BIOTECHNOLOGY—1.31%
Amgen Inc. (1)	259,839	20,701,373
Biogen Idec Inc. (1) (2)	71,333	2,816,227
Chiron Corp. (1) (2)	23,484	1,024,372
Genzyme Corp. (1) (2)	53,993	3,868,059
MedImmune Inc. (1) (2)	51,704	1,739,840
Millipore Corp. (1)	10,776	677,703

		30,827,574

BUILDING MATERIALS—0.26%
American Standard Companies Inc.	38,520	1,793,106
Masco Corp.	90,487	2,776,141
Vulcan Materials Co.	21,470	1,593,289

		6,162,536

CHEMICALS—1.38%
Air Products & Chemicals Inc. (2)	47,114	2,597,866
Ashland Inc.	15,539	858,374
Dow Chemical Co. (The) (2)	203,071	8,461,969
Du Pont (E.I.) de Nemours and Co.	209,414	8,202,746
Eastman Chemical Co.	17,049	800,792
Ecolab Inc. (2)	39,504	1,261,363
Engelhard Corp.	24,979	697,164
Hercules Inc. (1) (2)	23,233	283,907
International Flavors & Fragrances Inc.	17,862	636,602
PPG Industries Inc. (2)	35,701	2,113,142
Praxair Inc.	67,996	3,259,048
Rohm & Haas Co.	31,182	1,282,516
Sherwin-Williams Co. (The)	24,491	1,079,318
Sigma-Aldrich Corp. (2)	14,259	913,432

		32,448,239

COMMERCIAL SERVICES—0.89%
Apollo Group Inc. Class A (1)	31,116	2,065,791
Block (H & R) Inc.	68,417	1,640,640
Cendant Corp.	220,145	4,543,793
Convergys Corp. (1) (2)	29,325	421,400
Donnelley (R.R.) & Sons Co.	45,081	1,671,153
Equifax Inc.	27,277	953,058
McKesson Corp.	64,836	3,076,468
Moody’s Corp.	53,694	2,742,690
Paychex Inc.	70,849	2,627,081
Robert Half International Inc.	35,511	1,263,836

		21,005,910

COMPUTERS—3.89%
Affiliated Computer Services Inc. Class A (1)	26,357	1,439,092
Apple Computer Inc. (1)	174,697	9,365,506
Computer Sciences Corp. (1)	38,804	1,835,817
Dell Inc. (1)	504,870	17,266,554
Electronic Data Systems Corp.	109,077	2,447,688
EMC Corp. (1)	507,384	6,565,549
Gateway Inc. (1)	61,610	166,347
Hewlett-Packard Co.	603,321	17,616,973
International Business Machines Corp.	336,091	26,961,220
Lexmark International Inc. (1)	24,925	1,521,671
NCR Corp. (1)	38,969	1,243,501
Network Appliance Inc. (1)	77,270	1,834,390
Sun Microsystems Inc. (1)	717,008	2,810,671
Unisys Corp. (1)	70,955	471,141

		91,546,120

COSMETICS & PERSONAL CARE—2.22%
Alberto-Culver Co.	16,413	734,482
Avon Products Inc.	99,002	2,673,054
Colgate-Palmolive Co.	109,315	5,770,739
Gillette Co. (The)	189,851	11,049,328
Procter & Gamble Co. (2)	538,189	32,000,718

		52,228,321

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,547	1,567,866
Grainger (W.W.) Inc.	16,314	1,026,477

		2,594,343

DIVERSIFIED FINANCIAL SERVICES—7.90%
American Express Co.	261,304	15,009,302
Bear Stearns Companies Inc. (The)	23,643	2,594,819
Capital One Financial Corp.	60,747	4,830,601
CIT Group Inc.	42,997	1,942,604
Citigroup Inc. (2)	1,088,972	49,570,005
Countrywide Financial Corp.	125,100	4,125,798
E*TRADE Financial Corp. (1)	77,740	1,368,224
Federal Home Loan Mortgage Corp.	145,470	8,213,236
Federal National Mortgage Association	203,779	9,133,375
Federated Investors Inc. Class B	18,566	616,948
Franklin Resources Inc.	31,561	2,649,862
Goldman Sachs Group Inc. (The)	97,904	11,903,168
Janus Capital Group Inc. (2)	46,983	678,904
JP Morgan Chase & Co.	739,832	25,102,500
Lehman Brothers Holdings Inc.	57,247	6,668,131
MBNA Corp.	264,751	6,523,465
Merrill Lynch & Co. Inc.	195,526	11,995,520
Morgan Stanley	228,690	12,335,539
Providian Financial Corp. (1)	61,806	1,092,730
Schwab (Charles) Corp. (The)	220,529	3,182,233
SLM Corp.	87,854	4,712,489
T. Rowe Price Group Inc. (2)	27,253	1,779,621

		186,029,074

ELECTRIC—3.34%
AES Corp. (The) (1)	137,238	2,254,820
Allegheny Energy Inc. (1) (2)	34,102	1,047,613
Ameren Corp.	42,826	2,290,763
American Electric Power Co. Inc.	82,682	3,282,475
Calpine Corp. (1) (2)	118,002	305,625
CenterPoint Energy Inc.	64,845	964,245
Cinergy Corp.	41,772	1,855,095
CMS Energy Corp. (1) (2)	45,862	754,430
Consolidated Edison Inc. (2)	51,361	2,493,577
Constellation Energy Group Inc.	36,748	2,263,677
Dominion Resources Inc.	71,721	6,178,047
DTE Energy Co. (2)	37,346	1,712,688
Duke Energy Corp. (2)	194,959	5,686,954
Edison International	68,516	3,239,436
Entergy Corp.	43,880	3,261,162
Exelon Corp. (2)	141,156	7,543,377
FirstEnergy Corp.	69,377	3,615,929
FPL Group Inc.	82,882	3,945,183
PG&E Corp.	78,443	3,078,888

Pinnacle West Capital Corp.	20,685	911,795
PPL Corp.	79,776	2,579,158
Progress Energy Inc.	52,799	2,362,755
Public Service Enterprise Group Inc.	50,269	3,235,313
Southern Co. (The) (2)	157,164	5,620,185
TECO Energy Inc. (2)	43,483	783,564
TXU Corp.	50,517	5,702,359
Xcel Energy Inc. (2)	84,562	1,658,261

		78,627,374

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.	36,920	956,228
Emerson Electric Co.	86,939	6,242,220
Molex Inc. (2)	31,447	839,006

		8,037,454

ELECTRONICS—0.50%
Agilent Technologies Inc. (1)	103,934	3,403,839
Applera Corp. - Applied Biosystems Group	40,939	951,422
Fisher Scientific International Inc. (1) (2)	25,597	1,588,294
Jabil Circuit Inc. (1)	37,021	1,144,689
PerkinElmer Inc.	26,933	548,625
Sanmina-SCI Corp. (1)	108,801	466,756
Solectron Corp. (1)	203,435	795,431
Symbol Technologies Inc.	50,291	486,817
Tektronix Inc.	18,334	462,567
Thermo Electron Corp. (1)	33,865	1,046,429
Waters Corp. (1)	24,306	1,011,130

		11,905,999

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.	18,182	1,170,557

		1,170,557

ENTERTAINMENT—0.08%
International Game Technology Inc. (2)	71,646	1,934,442

		1,934,442

ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc. (1) (2)	48,743	411,878
Waste Management Inc.	118,216	3,382,160

		3,794,038

FOOD—1.50%
Albertson’s Inc. (2)	77,386	1,984,951
Campbell Soup Co.	39,731	1,181,997
ConAgra Foods Inc.	108,856	2,694,186
General Mills Inc.	76,987	3,710,773
Heinz (H.J.) Co.	72,459	2,647,652
Hershey Co. (The)	39,072	2,200,144
Kellogg Co.	54,476	2,512,978
Kroger Co. (1)	152,245	3,134,725
McCormick & Co. Inc. NVS	27,996	913,509
Safeway Inc.	94,302	2,414,131
Sara Lee Corp.	164,982	3,126,409
SUPERVALU Inc.	28,452	885,426

Sysco Corp. (2)	133,185	4,178,013
Tyson Foods Inc. Class A	52,640	950,152
Wrigley (William Jr.) Co.	38,209	2,746,463

		35,281,509

FOREST PRODUCTS & PAPER—.47%
Georgia-Pacific Corp.	54,652	1,861,447
International Paper Co.	103,154	3,073,989
Louisiana-Pacific Corp.	22,749	629,920
MeadWestvaco Corp. (2)	38,592	1,065,911
Temple-Inland Inc. (2)	23,660	966,511
Weyerhaeuser Co.	51,521	3,542,069

		11,139,847

GAS—0.25%
KeySpan Corp.	36,569	1,345,008
Nicor Inc. (2)	9,040	379,951
NiSource Inc.	57,176	1,386,518
Peoples Energy Corp. (2)	7,851	309,172
Sempra Energy (2)	53,839	2,533,663

		5,954,312

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	16,884	1,386,008
Snap-On Inc.	11,953	431,742
Stanley Works (The)	15,602	728,301

		2,546,051

HEALTH CARE - PRODUCTS—3.54%
Bard (C.R.) Inc.	22,098	1,459,131
Bausch & Lomb Inc.	11,257	908,215
Baxter International Inc.	130,998	5,222,890
Becton, Dickinson & Co.	52,551	2,755,249
Biomet Inc.	52,423	1,819,602
Boston Scientific Corp. (1)	125,330	2,928,962
Guidant Corp.	69,445	4,784,066
Johnson & Johnson	626,544	39,647,704
Medtronic Inc.	255,019	13,674,119
St. Jude Medical Inc. (1)	76,689	3,589,045
Stryker Corp.	61,659	3,047,804
Zimmer Holdings Inc. (1)	52,029	3,584,278

		83,421,065

HEALTH CARE - SERVICES—1.88%
Aetna Inc.	61,012	5,255,574
Coventry Health Care Inc. (1)	22,553	1,940,009
HCA Inc.	95,098	4,557,096
Health Management Associates Inc. Class A (2)	51,839	1,216,661
Humana Inc. (1)	34,101	1,632,756
Laboratory Corp. of America Holdings (1)	28,352	1,381,026
Manor Care Inc. (2)	16,523	634,648
Quest Diagnostics Inc.	35,520	1,795,181
Tenet Healthcare Corp. (1) (2)	98,229	1,103,112
UnitedHealth Group Inc.	265,981	14,948,132
WellPoint Inc. (1)	129,187	9,794,958

		44,259,153

HOME BUILDERS—0.30%
Centex Corp. (2)	26,955	1,740,754
Horton (D.R.) Inc.	57,200	2,071,784
KB Home (2)	16,642	1,218,194
Pulte Homes Inc. (2)	45,702	1,961,530

		6,992,262

HOME FURNISHINGS—0.06%
Maytag Corp.	16,534	301,911
Whirlpool Corp. (2)	14,002	1,060,932

		1,362,843

HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp. (2)	23,169	1,213,824
Clorox Co. (The)	31,910	1,772,281
Fortune Brands Inc. (2)	30,689	2,495,936
Kimberly-Clark Corp.	100,243	5,967,466

		11,449,507

HOUSEWARES—0.05%
Newell Rubbermaid Inc.	57,755	1,308,151

		1,308,151

INSURANCE—4.81%
ACE Ltd.	60,625	2,853,619
AFLAC Inc.	105,563	4,782,004
Allstate Corp. (The)	138,304	7,646,828
Ambac Financial Group Inc. (2)	22,418	1,615,441
American International Group Inc.	546,572	33,865,601
AON Corp.	66,929	2,147,082
Chubb Corp.	41,719	3,735,936
CIGNA Corp.	27,091	3,192,945
Cincinnati Financial Corp. (2)	36,690	1,536,944
Hartford Financial Services Group Inc. (2)	63,013	4,862,713
Jefferson-Pilot Corp.	28,281	1,447,139
Lincoln National Corp.	36,230	1,884,685
Loews Corp.	28,810	2,662,332
Marsh & McLennan Companies Inc.	112,570	3,421,002
MBIA Inc. (2)	28,141	1,705,907
MetLife Inc.	159,245	7,935,178
MGIC Investment Corp.	19,538	1,254,340
Principal Financial Group Inc.	59,412	2,814,346
Progressive Corp. (The)	41,487	4,346,593
Prudential Financial Inc.	108,037	7,298,980
SAFECO Corp. (2)	26,390	1,408,698
St. Paul Travelers Companies Inc.	142,163	6,378,854
Torchmark Corp. (2)	21,874	1,155,603
UNUMProvident Corp.	62,475	1,280,738
XL Capital Ltd. Class A	29,497	2,006,681

		113,240,189

INTERNET—1.07%
eBay Inc. (1)	234,483	9,660,700
Monster Worldwide Inc. (1) (2)	25,485	782,644

Symantec Corp. (1)	252,077	5,712,065
Yahoo! Inc. (1)	264,841	8,962,219

		25,117,628

IRON & STEEL—0.15%
Allegheny Technologies Inc.	18,419	570,621
Nucor Corp.	33,161	1,956,167
United States Steel Corp. (2)	23,944	1,014,028

		3,540,816

LEISURE TIME—0.37%
Brunswick Corp.	20,368	768,485
Carnival Corp. (2)	91,386	4,567,472
Harley-Davidson Inc. (2)	58,261	2,822,163
Sabre Holdings Corp.	27,157	550,744

		8,708,864

LODGING—0.38%
Harrah’s Entertainment Inc.	38,599	2,516,269
Hilton Hotels Corp.	70,042	1,563,337
Marriott International Inc. Class A	36,436	2,295,468
Starwood Hotels & Resorts Worldwide Inc. (2)	45,763	2,616,271

		8,991,345

MACHINERY—0.61%
Caterpillar Inc.	142,472	8,370,230
Cummins Inc. (2)	9,732	856,319
Deere & Co. (2)	51,022	3,122,546
Rockwell Automation Inc.	38,154	2,018,347

		14,367,442

MANUFACTURING—5.46%
Cooper Industries Ltd.	19,432	1,343,528
Danaher Corp.	50,487	2,717,715
Dover Corp. (2)	42,523	1,734,513
Eastman Kodak Co. (2)	60,286	1,466,758
Eaton Corp. (2)	31,195	1,982,442
General Electric Co.	2,232,932	75,182,820
Honeywell International Inc.	179,999	6,749,963
Illinois Tool Works Inc.	44,259	3,643,843
Ingersoll-Rand Co. Class A	70,921	2,711,310
ITT Industries Inc. (2)	19,482	2,213,155
Leggett & Platt Inc. (2)	39,496	797,819
Pall Corp.	26,011	715,303
Parker Hannifin Corp.	25,131	1,616,175
Textron Inc.	28,102	2,015,475
3M Co.	161,091	11,817,636
Tyco International Ltd.	426,148	11,868,222

		128,576,677

MEDIA—3.30%
Clear Channel Communications Inc.	114,145	3,754,229
Comcast Corp. Class A (1)	462,407	13,585,518
Dow Jones & Co. Inc.	12,968	495,248
Gannett Co. Inc.	51,408	3,538,413
Knight Ridder Inc. (2)	14,528	852,503

McGraw-Hill Companies Inc. (The)	78,629	3,777,337
Meredith Corp.	9,211	459,537
New York Times Co. Class A (2)	30,438	905,531
News Corp. Class A	517,500	8,067,825
Time Warner Inc.	988,537	17,902,405
Tribune Co.	56,477	1,914,006
Univision Communications Inc. Class A (1) (2)	49,404	1,310,688
Viacom Inc. Class B	333,684	11,014,909
Walt Disney Co. (The)	423,217	10,212,226

		77,790,375

MINING—0.57%
Alcoa Inc.	183,572	4,482,828
Freeport-McMoRan Copper & Gold Inc. (2)	37,196	1,807,354
Newmont Mining Corp.	93,871	4,427,895
Phelps Dodge Corp.	20,375	2,647,324

		13,365,401

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	48,084	2,007,026
Xerox Corp. (1) (2)	201,726	2,753,560

		4,760,586

OIL & GAS—8.65%
Amerada Hess Corp. (2)	16,997	2,337,088
Anadarko Petroleum Corp.	49,728	4,761,456
Apache Corp.	69,196	5,204,923
Burlington Resources Inc.	80,197	6,521,620
Chevron Corp.	474,288	30,700,662
ConocoPhillips	293,140	20,493,417
Devon Energy Corp.	95,842	6,578,595
EOG Resources Inc.	50,500	3,782,450
Exxon Mobil Corp.	1,328,107	84,387,919
Kerr-McGee Corp.	24,244	2,354,335
Marathon Oil Corp.	77,021	5,309,058
Murphy Oil Corp.	34,470	1,719,019
Nabors Industries Ltd. (1) (2)	33,091	2,376,927
Noble Corp.	28,722	1,966,308
Occidental Petroleum Corp.	84,156	7,189,447
Rowan Companies Inc.	22,793	808,924
Sunoco Inc.	28,702	2,244,496
Transocean Inc. (1)	69,166	4,240,567
Valero Energy Corp.	64,327	7,272,811
XTO Energy Inc.	75,968	3,442,870

		203,692,892

OIL & GAS SERVICES—1.23%
Baker Hughes Inc.	71,672	4,277,385
BJ Services Co.	67,734	2,437,747
Halliburton Co. (2)	106,991	7,331,023
National Oilwell Varco Inc. (1)	36,442	2,397,884
Schlumberger Ltd. (2)	123,862	10,451,476
Weatherford International Ltd. (1)	29,498	2,025,333

		28,920,848

PACKAGING & CONTAINERS—0.12%
Ball Corp.	22,810	838,039
Bemis Co. Inc. (2)	22,337	551,724
Pactiv Corp. (1)	31,251	547,518
Sealed Air Corp. (1)	17,332	822,577

		2,759,858

PHARMACEUTICALS—5.90%
Abbott Laboratories	327,319	13,878,326
Allergan Inc.	27,492	2,518,817
AmerisourceBergen Corp.	21,820	1,686,686
Bristol-Myers Squibb Co.	411,789	9,907,643
Cardinal Health Inc.	89,825	5,698,498
Caremark Rx Inc. (1)	94,681	4,727,422
Express Scripts Inc. (1)	31,219	1,941,822
Forest Laboratories Inc. (1)	71,478	2,785,498
Gilead Sciences Inc. (1)	95,923	4,677,205
Hospira Inc. (1)	33,546	1,374,380
King Pharmaceuticals Inc. (1)	50,576	777,859
Lilly (Eli) & Co.	238,743	12,777,525
Medco Health Solutions Inc. (1)	64,019	3,510,162
Merck & Co. Inc.	462,317	12,579,646
Mylan Laboratories Inc.	45,748	881,106
Pfizer Inc.	1,552,409	38,763,653
Schering-Plough Corp. (2)	310,750	6,541,288
Watson Pharmaceuticals Inc. (1) (2)	21,801	798,135
Wyeth	282,403	13,066,787

		138,892,458

PIPELINES—0.30%
Dynegy Inc. Class A (1) (2)	65,268	307,412
El Paso Corp.	138,458	1,924,566
Kinder Morgan Inc.	20,368	1,958,587
Williams Companies Inc.	120,298	3,013,465

		7,204,030

REAL ESTATE INVESTMENT TRUSTS—.75%
Apartment Investment & Management Co. Class A (2)	19,981	774,863
Archstone-Smith Trust	44,470	1,773,019
Equity Office Properties Trust (2)	86,325	2,823,691
Equity Residential	60,348	2,284,172
ProLogis	51,828	2,296,499
Plum Creek Timber Co. Inc.	38,612	1,463,781
Public Storage Inc.	17,753	1,189,451
Simon Property Group Inc. (2)	38,875	2,881,415
Vornado Realty Trust	24,773	2,145,837

		17,632,728

RETAIL—5.75%
AutoNation Inc. (1)	39,108	780,987
AutoZone Inc. (1)	11,963	995,920
Bed Bath & Beyond Inc. (1)	62,163	2,497,709
Best Buy Co. Inc.	85,792	3,734,526
Big Lots Inc. (1) (2)	23,954	263,254
Circuit City Stores Inc. (2)	36,099	619,459
Costco Wholesale Corp.	100,819	4,344,291
CVS Corp.	171,054	4,962,277
Darden Restaurants Inc.	29,073	882,947

Dillard’s Inc. Class A (2)	14,592	304,681
Dollar General Corp.	67,332	1,234,869
Family Dollar Stores Inc. (2)	34,532	686,151
Federated Department Stores Inc.	55,771	3,729,407
Gap Inc. (The)	123,328	2,149,607
Home Depot Inc.	450,732	17,190,918
Kohl’s Corp. (1)	72,501	3,638,100
Limited Brands Inc. (2)	74,679	1,525,692
Lowe’s Companies Inc.	164,156	10,571,646
McDonald’s Corp.	263,159	8,813,195
Nordstrom Inc.	47,279	1,622,615
Office Depot Inc. (1)	66,460	1,973,862
OfficeMax Inc.	14,729	466,467
Penney (J.C.) Co. Inc.	53,228	2,524,072
RadioShack Corp. (2)	28,094	696,731
Sears Holdings Corp. (1)	21,488	2,673,537
Staples Inc.	154,549	3,294,985
Starbucks Corp. (1)	80,825	4,049,333
Target Corp.	186,254	9,672,170
Tiffany & Co.	29,749	1,183,118
TJX Companies Inc.	97,900	2,004,992
Walgreen Co.	215,249	9,352,569
Wal-Mart Stores Inc.	526,651	23,077,847
Wendy’s International Inc. (2)	24,220	1,093,533
Yum! Brands Inc. (2)	59,973	2,903,293

		135,514,760

SAVINGS & LOANS—0.52%
Golden West Financial Corp.	54,203	3,219,116
Sovereign Bancorp Inc.	75,952	1,673,982
Washington Mutual Inc.	185,139	7,261,152

		12,154,250

SEMICONDUCTORS—3.31%
Advanced Micro Devices Inc. (1)	83,686	2,108,887
Altera Corp. (1)	78,202	1,494,440
Analog Devices Inc.	78,306	2,908,285
Applied Materials Inc.	341,478	5,791,467
Applied Micro Circuits Corp. (1) (2)	65,144	195,432
Broadcom Corp. Class A (1)	60,057	2,817,274
Freescale Semiconductor Inc. Class B (1)	85,115	2,007,012
Intel Corp.	1,283,287	31,633,025
KLA-Tencor Corp.	41,514	2,024,223
Linear Technology Corp.	64,485	2,423,991
LSI Logic Corp. (1) (2)	81,761	805,346
Maxim Integrated Products Inc.	68,948	2,940,632
Micron Technology Inc. (1)	129,381	1,720,767
National Semiconductor Corp.	72,261	1,900,464
Novellus Systems Inc.	28,989	727,044
NVIDIA Corp. (1)	35,370	1,212,484
PMC-Sierra Inc. (1)	37,789	332,921
QLogic Corp. (1)	18,824	643,781
Teradyne Inc. (1)	41,121	678,497
Texas Instruments Inc.	342,587	11,613,699
Xilinx Inc.	73,425	2,044,886

		78,024,557

SOFTWARE—3.97%
Adobe Systems Inc.	103,356	3,085,177
Autodesk Inc.	47,987	2,228,516
Automatic Data Processing Inc.	122,091	5,254,797
BMC Software Inc. (1)	45,869	967,836
Citrix Systems Inc. (1)	35,676	896,895
Computer Associates International Inc. (2)	98,430	2,737,338
Compuware Corp. (1)	80,692	766,574
Electronic Arts Inc. (1)	63,848	3,632,313
First Data Corp.	162,402	6,496,080
Fiserv Inc. (1)	39,598	1,816,360
IMS Health Inc.	47,355	1,191,925
Intuit Inc. (1)	38,382	1,719,897
Mercury Interactive Corp. (1)	18,007	713,077
Microsoft Corp.	1,941,615	49,957,754
Novell Inc. (1)	79,715	593,877
Oracle Corp. (1)	796,172	9,864,571
Parametric Technology Corp. (1)	56,526	393,986
Siebel Systems Inc. (2)	109,508	1,131,218

		93,448,191

TELECOMMUNICATIONS—5.88%
ADC Telecommunications Inc. (1)	24,147	552,000
Alltel Corp. (2)	80,339	5,230,871
Andrew Corp. (1) (2)	33,562	374,216
AT&T Corp.	168,668	3,339,626
Avaya Inc. (1)	91,612	943,604
BellSouth Corp.	385,781	10,146,040
CenturyTel Inc.	27,183	950,861
CIENA Corp. (1)	117,825	311,058
Cisco Systems Inc. (1)	1,345,911	24,132,184
Citizens Communications Co. (2)	71,890	974,110
Comverse Technology Inc. (1)	42,204	1,108,699
Corning Inc. (1)	309,834	5,989,091
JDS Uniphase Corp. (1)	344,124	763,955
Lucent Technologies Inc. (1) (2)	934,595	3,037,434
Motorola Inc.	519,886	11,484,282
QUALCOMM Inc.	343,323	15,363,704
Qwest Communications International Inc. (1) (2)	327,389	1,342,295
SBC Communications Inc. (2)	695,753	16,677,199
Scientific-Atlanta Inc.	32,134	1,205,346
Sprint Nextel Corp.	617,634	14,687,337
Tellabs Inc. (1)	93,695	985,671
Verizon Communications Inc.	582,331	19,036,400

		138,635,983

TEXTILES—0.05%
Cintas Corp. (2)	29,664	1,217,707

		1,217,707

TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	37,455	735,991
Mattel Inc. (2)	85,214	1,421,370

		2,157,361

TRANSPORTATION—1.54%
Burlington Northern Santa Fe Corp.	78,566	4,698,247
CSX Corp.	45,580	2,118,558
FedEx Corp.	63,723	5,552,185
Norfolk Southern Corp. (2)	85,068	3,450,358
Ryder System Inc.	13,303	455,229
Union Pacific Corp.	55,484	3,978,203
United Parcel Service Inc. Class B	233,169	16,118,973

		36,371,753

TOTAL COMMON STOCKS (Cost: $2,328,200,104)		2,335,743,862

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.97%
CERTIFICATES OF DEPOSIT (3)—0.41%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$376,338	376,338
Bank of Nova Scotia
3.63%, 01/03/06	301,071	301,047
Credit Suisse First Boston
3.67%, 05/09/06	752,677	752,677
Danske Bank
3.70%, 10/17/05	752,677	752,668
Dexia Credit Local
3.78%, 08/30/06	376,338	376,270
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,129,015	1,129,021
HBOS Treasury Services PLC
3.39%, 12/14/05	451,606	451,606
HSBC Bank USA N.A.
3.72%, 08/03/06	376,338	376,450
Nordea Bank PLC
3.63%, 10/02/06	451,606	451,500
Royal Bank of Scotland
3.78%, 06/27/06	376,338	376,297
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	1,166,649	1,166,471
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	2,069,861	2,069,914
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	602,141	602,142
Wells Fargo Bank N.A.
3.73%, 10/06/05	413,972	413,971

		9,596,372

COMMERCIAL PAPER (3)—2.81%
Alpine Securitization Corp.
3.72%, 10/19/05	1,505,353	1,502,865
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	7,411,134	7,393,345
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,515,446	2,509,589

Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,634,369	2,633,222
Barton Capital Corp.
3.74%, 10/14/05	1,129,015	1,127,725
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,505,353	1,505,353
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	897,763	894,578
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,642,354	2,639,149
Cantabric Finance LLC
3.73%, 10/31/05	289,382	288,542
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	428,198	427,588
Chesham Finance LLC
3.68%, 10/11/05	752,677	752,061
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	567,255	566,233
CRC Funding LLC
3.78%, 10/24/05	413,972	413,059
Dorada Finance Inc.
3.76%, 01/26/06	75,268	74,364
Fairway Finance LLC
3.75%, 10/20/05	301,071	301,070
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	675,106	674,669
Ford Credit Auto Receivables
3.77%, 10/17/05	654,829	653,869
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,607,339	3,598,992
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	3,716,906	3,712,750
General Electric Capital Corp.
3.72%, 10/14/05	3,763,384	3,759,106
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,470,949	1,466,266
Giro Funding Corp.
3.66%, 10/06/05	376,338	376,224
Grampian Funding LLC
3.84%, 01/31/06	752,677	743,042
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	376,338	376,338
HSBC PLC
3.88%, 02/03/06	225,803	222,810
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	1,125,485	1,124,413
Landale Funding LLC
3.74%, 10/17/05	1,505,353	1,503,164
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	790,233	790,233
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	792,441	791,670
Lockhart Funding LLC
3.71%, 10/13/05	313,520	313,197
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,430,086	1,427,916

Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,343,227	1,341,707
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	2,107,495	2,102,422
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,435,136	1,431,727
Prudential Funding LLC
3.71%, 10/13/05	752,677	751,901
Ranger Funding Co. LLC
3.67%, 10/04/05	415,049	415,006
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	752,677	741,477
Sedna Finance Inc.
3.92%, 02/21/06	188,169	185,280
Societe Generale
3.77%, 10/07/05	975,845	975,437
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	3,080,924	3,077,578
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,867,150	1,864,764
Three Pillars Funding Corp.
3.65%, 10/03/05	451,606	451,606
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,094,979	1,092,103
Tulip Funding Corp.
3.79%, 12/01/05	338,705	336,601
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	5,645,076	5,643,696
Windmill Funding Corp.
3.78%, 10/25/05	489,240	488,110
Yorktown Capital LLC
3.75%, 10/20/05	639,775	638,642

		66,101,459

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	376,338	376,338

		376,338

MEDIUM-TERM NOTES (3)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	233,330	233,312
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	1,204,283	1,204,160

		1,437,472

MONEY MARKET FUNDS—0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	17,035,326	17,035,326

		17,035,326

REPURCHASE AGREEMENTS (3)—1.76%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $23,716,943 and effective yields of 3.75% - 3.88% (7)	$23,709,317	23,709,317

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $17,881,883 and an effective yield of 3.90% (7)	17,876,073	17,876,073

		41,585,390

TIME DEPOSITS (3)—0.18%
Chase Bank USA N.A.
3.88%, 10/03/05	819,883	819,883
Lloyds TSB Bank PLC
3.90%, 10/03/05	752,677	752,677
Rabobank Nederland NV
3.89%, 10/03/05	2,634,369	2,634,369

		4,206,929

U.S. TREASURY OBLIGATIONS—0.06%
U.S. Treasury Bill
3.46%, 12/22/05 (8) (9)	1,400,000	1,389,080

		1,389,080

VARIABLE & FLOATING RATE NOTES (3)—2.95%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	1,399,979	1,399,988
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,596,735	2,596,731
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,241,917	1,241,917
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,693,523	1,693,602
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	2,295,664	2,297,332
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	489,240	489,240
Bank of America N.A.
3.81%, 08/10/06	3,763,384	3,763,384
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	2,589,208	2,589,137
BMW US Capital LLC
3.74%, 09/15/06 (4)	752,677	752,677
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,430,086	1,430,028
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	2,024,700	2,024,627
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	188,169	188,169
Credit Suisse First Boston
3.77%, 07/19/06	1,881,692	1,881,692
DEPFA Bank PLC
3.88%, 09/15/06	752,677	752,677
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	1,196,756	1,196,809
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	752,677	752,677
Fairway Finance LLC
3.78%, 01/20/06	376,338	376,333
Fifth Third Bancorp
3.79%, 09/22/06 (4)	1,505,353	1,505,353

Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	526,874	526,882
General Electric Capital Corp.
3.80%, 10/06/06	338,705	339,016
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	188,169	188,169
Hartford Life Global Funding Trust
3.76%, 08/15/06	752,677	752,677
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	2,258,030	2,258,031
HSBC Bank USA N.A.
3.95%, 05/04/06	263,437	263,562
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	2,182,763	2,182,781
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	2,935,439	2,935,697
Lothian Mortgages PLC
3.82%, 01/24/06	752,677	752,677
Marshall & Ilsley Bank
3.90%, 02/20/06	752,677	753,024
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	1,505,353	1,505,957
Natexis Banques Populaires
3.80%, 10/16/06 (4)	564,508	564,508
National City Bank (Ohio)
3.62%, 01/06/06	376,338	376,309
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	2,784,904	2,785,133
Nordea Bank AB
3.71%, 08/11/06 (4)	1,317,184	1,317,184
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	2,408,566	2,408,603
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	2,047,281	2,047,282
Principal Life Income Funding Trusts
3.74%, 05/10/06	564,508	564,525
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,512,059	2,511,561
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	639,775	639,750
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	3,356,938	3,356,939
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	752,677	752,677
Strips III LLC
3.88%, 07/24/06 (4) (10)	216,390	216,390
SunTrust Bank
3.63%, 04/28/06	1,129,015	1,129,015
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	1,678,469	1,678,299
Toyota Motor Credit Corp.
3.87%, 04/10/06	338,705	338,702
Unicredito Italiano SpA
3.80%, 06/14/06	978,480	978,238
Union Hamilton Special Funding LLC
4.00%, 03/28/06	752,677	752,677

US Bank N.A.
3.77%, 09/29/06	338,705	338,617
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	1,738,307	1,738,308
Wells Fargo & Co.
3.76%, 09/15/06 (4)	376,338	376,373
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	1,693,523	1,693,427
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	1,926,852	1,926,794
Winston Funding Ltd.
3.71%, 10/23/05 (4)	537,411	537,411
World Savings Bank
3.69%, 03/09/06	1,129,015	1,128,988

		69,548,556

TOTAL SHORT-TERM INVESTMENTS (Cost: $211,277,099)		211,276,922

TOTAL INVESTMENTS IN SECURITIES—108.13% (Cost: $2,539,477,203) (11)		2,547,020,784

Other Assets, Less Liabilities—(8.13)%		(191,413,665)

NET ASSETS—100.00%		2,355,607,119

NVS Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The rate quoted is the yield to maturity.

(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(11)	The cost of investments for federal income tax purposes was $2,600,084,329. Net unrealized depreciation aggregated $53,063,545, of which $312,259,110 represented gross unrealized appreciation on securities and $365,322,655 represented gross unrealized depreciation on securities.

As of September 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (12/16/05)	316	$19,501,940	$(75,576)

			$(75,576)

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $1,400,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September

30, 2005, a portion of the cash collateral for securities on loan for the Master Portfolio was invested in repurchase agreements as disclosed in its Schedule of Investments. For further information, see Note 3 below.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate, for the nine months ended September 30, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	17,466	11,097,656	11,098,087	17,035	$17,035,326	$1,246,942

During the nine months ended September 30, 2005, the Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3.	PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets, Treasurer

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KEITH F. KARLAWISH
Keith F. Karlawish, President

Date November 28, 2005

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets, Treasurer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.